TAX - Reconciliation of the PRC statutory corporate income tax rate to the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAX [abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates for overseas subsidiaries	2.60%	7.00%	(1.60%)
Effect of changes in tax rates	2.90%	0.00%	9.40%
Tax credit from the government	(2.60%)	(0.80%)	(2.70%)
Tax reported in equity-accounted entities within China	(0.10%)	(0.20%)	(0.20%)
Tax losses previously not recognized	0.00%	(0.20%)	0.00%
Others	0.90%	(0.90%)	2.20%
Group's effective income tax rate	28.70%	29.90%	32.10%